Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%

Security	Principal Amount (000’s omitted)	Value
Education — 2.5%
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/26	$150	$177,734
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/27	100	120,607
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	286,862
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	270,355
University of Hawaii, 3.00%, 10/1/31	1,000	1,125,260
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	110,090

		$2,090,908

Electric Utilities — 1.1%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$191,462
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	250,488
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	202,970
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	296,015

		$940,935

Escrowed/Prerefunded — 1.7%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$166,259
Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	500	537,455
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	214,982
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/25	120	128,894
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/26	115	123,524
Scotts Bluff County School District 0016, NE, (Gering Public Schools), Prerefunded to 5/30/22, 5.00%, 12/1/27	170	182,600

		$1,353,714

General Obligations — 22.0%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$139,211
Campton Township, IL, 5.00%, 12/15/22	200	218,576
Campton Township, IL, 5.00%, 12/15/23	105	119,216
Channahon, IL, 4.00%, 12/1/20	220	220,631
Clark County, NV, 5.00%, 11/1/26	1,000	1,254,240
Connecticut, 4.00%, 6/1/30	500	606,710
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,039
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	476,703
Illinois, 5.00%, 9/1/27	2,500	2,743,900
Illinois, 5.50%, 5/1/30	1,500	1,715,535
Katy Independent School District, TX, (PSF Guaranteed), 0.379%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	960	958,512
La Grange Park District, IL, 5.00%, 12/1/20	395	396,442
Lakeland, FL, 5.00%, 10/1/21	50	52,156

Security	Principal Amount (000’s omitted)	Value
Lakeland, FL, 5.00%, 10/1/22	$100	$109,010
Lakeland, FL, 5.00%, 10/1/24	50	59,011
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	273,945
Nashua, NH, 3.00%, 8/1/31(2)	530	603,596
New York, NY, (LOC: TD Bank, N.A.), 0.11%, 9/1/27(3)	500	500,000
Northport-East Northport Union Free School District, NY, 3.00%, 11/1/30(2)	620	695,466
Scituate, MA, 5.00%, 10/1/28	1,235	1,632,831
Texas, 4.00%, 8/26/21	3,000	3,092,220
West Virginia, 5.00%, 12/1/30	820	1,086,713
Wickliffe School District, OH, 5.00%, 12/1/27	840	1,055,326

		$18,068,989

Hospital — 11.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$1,221,410
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.97%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	500	508,135
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,331
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,384
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,245,770
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.52%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	2,000	1,978,240
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.69%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	975	970,447
Michigan Finance Authority, (McLaren Health Care), 0.62%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(1)	1,000	1,000,170
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,509
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	102,725
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/25	375	447,307
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/26	300	366,300
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/27	400	496,356
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,349
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	42,787
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	235,783
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	156,895
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	217,584

		$9,120,482

Housing — 7.8%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 0.11%, 7/1/49(3)	$1,500	$1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	708,575
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	320	323,030
New York City Housing Development Corp., NY, 1.70%, 11/1/20	200	200,000
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	167,026
New York Mortgage Agency, 1.85%, 4/1/26	1,000	1,045,370
New York Mortgage Agency, 1.95%, 4/1/27	1,000	1,047,180
New York Mortgage Agency, 2.05%, 4/1/28	255	267,538

Security	Principal Amount (000’s omitted)	Value
New York Mortgage Agency, 2.10%, 10/1/28	$350	$367,983
New York Mortgage Agency, 2.25%, 4/1/30	325	340,002
New York Mortgage Agency, 2.30%, 10/1/30	395	413,514

		$6,380,218

Insured-Education — 0.7%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$591,480

		$591,480

Insured-General Obligations — 1.2%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$261,023
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	263,803
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	225	236,610
New Britain, CT, (BAM), 5.00%, 3/1/25	50	59,250
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	116,412
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,983
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,090

		$994,171

Insured-Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$212,708

		$212,708

Insured-Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,713

		$11,713

Insured-Transportation — 3.8%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,247,550
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,865,046

		$3,112,596

Insured-Water and Sewer — 0.0%(4)
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,164

		$26,164

Lease Revenue/Certificates of Participation — 6.0%
Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$132,861
Aspen Fire Protection District, CO, 4.00%, 12/1/25	255	297,185
Aspen Fire Protection District, CO, 4.00%, 12/1/26	225	266,956
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	256,725
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.13%, 2/1/35(5)	2,000	2,000,000
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	343,905
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	129,375
Palm Beach County School Board, FL, 5.00%, 8/1/31	1,000	1,193,540
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	262,530

		$4,883,077

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 13.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.43%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(1)	$2,000	$2,002,220
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	105,020
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	401,956
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	662,317
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	726,816
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,751,550
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.69%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(1)	2,000	2,005,500
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	328,488
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	2,000	2,203,720
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	325,770
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	116,780
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	120,983

		$10,751,120

Senior Living/Life Care — 3.4%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,375,124
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	65,962
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	67,082
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	908,227
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	51,587
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	109,602
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	157,326
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,630

		$2,789,540

Special Tax Revenue — 2.7%
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	$1,000	$1,019,800
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	110,648
Thornton Development Authority, CO, 4.00%, 12/1/20	100	100,287
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,013,530

		$2,244,265

Transportation — 13.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.02%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$500	$504,495
Central Texas Regional Mobility Authority, 5.00%, 1/1/25(2)	1,500	1,717,920
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/21	625	647,406
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	777,137
Hawaii, Highway Revenue, 5.00%, 1/1/28	500	643,055
Hawaii, Highway Revenue, 5.00%, 1/1/30	250	326,445
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	299,635
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	2,000	2,141,140

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	$1,000	$1,082,000
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	1,000	1,130,800
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	106,209
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/30	270	334,530
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	1,000	1,235,530

		$10,946,302

Water and Sewer — 4.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$64,818
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	583,115
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	394,657
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	599,285
North Penn Water Authority, PA, 0.28%, (SIFMA + 0.16%), 11/1/20(1)	920	920,000
North Penn Water Authority, PA, 0.38%, (SIFMA + 0.26%), 11/1/21(1)	500	498,960
North Penn Water Authority, PA, 0.58%, (SIFMA + 0.46%), 11/1/23(1)	400	397,772
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31(2)	500	580,500

		$4,039,107

Total Tax-Exempt Investments — 95.6% (identified cost $75,910,675)		$78,557,489

Short-Term Investments — 7.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(6)	6,057,299	$6,057,299

Total Short-Term Investments (identified cost $6,057,299)		$6,057,299

Total Investments — 103.0% (identified cost $81,967,974)		$84,614,788

Other Assets, Less Liabilities — (3.0)%		$(2,498,941)

Net Assets — 100.0%		$82,115,847

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.6%
Texas	10.5%
Others, representing less than 10% individually	70.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 5.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 3.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

(4)	Amount is less than 0.05%.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2020.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $6,057,299, which represents 7.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,591,685	$51,280,194	$(46,813,753)	$(823)	$(4)	$6,057,299	$18,859	6,057,299

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$78,557,489	$—	$78,557,489
Short-Term Investments	—	6,057,299	—	6,057,299
Total Investments	$—	$84,614,788	$—	$84,614,788

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.